Revenues (Tables)	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregated Revenues
Disaggregated revenues were as follows:

	Years Ended December 31,
	2021	2020	2019
	(In thousands)
Revenues by type
Refined product revenues
Transportation fuels (1)	$13,414,543	$7,825,625	$12,952,899
Specialty lubricant products (2)	2,322,242	1,657,344	1,864,450
Asphalt, fuel oil and other products (3)	948,581	672,371	1,025,663
Total refined product revenues	16,685,366	10,155,340	15,843,012
Excess crude oil revenues (4)	1,547,696	884,248	1,470,148
Transportation and logistic services	103,646	98,039	121,027
Other revenues (5)	52,434	46,016	52,391
Total sales and other revenues	$18,389,142	$11,183,643	$17,486,578

	Years Ended December 31,
	2021	2020	2019
	(In thousands)
Refined product revenues by market
United States
Mid-Continent	$9,094,885	$5,096,268	$8,424,191
Southwest	3,477,562	2,310,432	3,621,273
Rocky Mountains/Pacific Northwest	2,118,619	1,311,416	2,208,541
Northeast	824,900	552,069	578,932
Canada	836,317	616,683	721,169
Europe, Asia and Latin America	333,083	268,472	288,906
Total refined product revenues	$16,685,366	$10,155,340	$15,843,012

(1)Transportation fuels consist of gasoline, diesel and jet fuel. For the year ended December 31, 2020, $1.6 million is reported in our Corporate and Other segment.
(2)Specialty lubricant products consist of base oil, waxes, finished lubricants and other specialty fluids.
(3)Asphalt, fuel oil and other products revenue include revenues attributable to our Refining and Lubricants and Specialty Products segments of $724.3 million and $224.3 million, respectively, for the year ended December 31, 2021. For the year ended December 31, 2020 such revenues attributable to our Refining, Lubricants and Specialty Products and Corporate and Other segments were $533.5 million, $135.4 million and $3.5 million respectively. For the year ended December 31, 2019 such revenue attributable to our Refining and Lubricants and Specialty Products segments were $808.9 million and $216.8 million, respectively.
(4)Excess crude oil revenues represent sales of purchased crude oil inventory that at times exceeds the supply needs of our refineries.
(5)Other revenues are principally attributable to our Refining segment.

Schedule of Changes to Contract Liabilities	The following table presents changes to contract liabilities:

	Years Ended December 31,
	2021	2020	2019
	(In thousands)
Balance at January 1	$6,738	$4,652	$132
Sonneborn acquisition	—	—	6,463
Increase	32,301	28,746	26,751
Recognized as revenue	(29,761)	(26,660)	(28,694)
Balance at December 31	$9,278	$6,738	$4,652

Schedule of Aggregate Minimum Volumes Expected to be Sold Under Long-term Sales Contracts	Aggregate minimum volumes expected to be sold (future performance obligations) under our long-term product sales contracts with customers are as follows:

	2022	2023	2024	2025	Total
	(In thousands)
Refined product sales volumes (barrels)	13,771	12,795	11,697	1	38,264
Annual minimum revenues attributable to HEP’s third-party contracts as of December 31, 2021 are presented below:

	2022	2023	2024	2025	Total
	(In thousands)
HEP contractual minimum revenues	$11,770	$9,676	$9,676	$2,681	$33,803